FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS (the “Fund”)
Class Y Shares
Institutional Shares
Institutional Service Shares
1933 Act File No. 2-89028
1940 Act File No. 811-3947

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated April 30, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 43 on April 28, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary